Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Deferred Compensation Plan
The following table summarizes the DCP activity (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Change in fair value
Unrealized gain (loss)	$4,817	$6,375	$4,077	$5,814

Distributions
Fair value (1)	$27	$54	$73	$134
Shares (1)	1	1	2	2

________

(1)	Distributions made to one participant.

The following table summarizes the DCP activity (in thousands):

	Year Ended December 31,
	2018	2017	2016
Change in fair value
Unrealized gain (loss)	$8,444	$(10,410)	$2,127

Distributions
Fair value (1)	$241	$229	$—
Shares (1)	3	3	—
________
(1) Distributions made to one participant.